Details of dividends recognized as distributions to common stockholders (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Details of dividends recognized as distributions to common stockholders [Abstract]
Total number of shares issued and outstanding	474,199,587	474,199,587
Par value per share in won (A)	₩ 5,000	₩ 5,000
Dividend per share in won (B)	₩ 1,450	₩ 1,450
Dividends	₩ 687,589	₩ 687,589
Dividend rate per share (B/A)	29.00%	29.00%